Share-Based Compensation Expenses (Details 1) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Incentive Plan 2018 [Member]
Number of shares
Balance	187,933,730	187,933,730
Granted			187,933,730
Exercised
Surrendered
Balance	187,933,730	187,933,730	187,933,730
Exercisable	187,933,730	150,346,984	112,760,238
Expected to vest		37,586,746	75,173,492
Weighted average exercise price
Balance
Granted
Exercised
Surrendered
Balance
Exercisable
Expected to vest
Weighted average grant date fair value
Balance	1.27	1.27
Granted			1.27
Exercised
Surrendered
Balance	1.27	1.27	1.27
Exercisable	1.27	1.27	1.27
Expected to vest		¥ 1.27	¥ 1.27
Share Incentive Plan 2019 [Member]
Number of shares
Balance
Granted	119,674,780
Exercised
Surrendered
Balance	119,674,780
Exercisable
Expected to vest	119,674,780
Weighted average exercise price
Balance
Granted
Exercised
Surrendered
Balance
Exercisable
Expected to vest
Weighted average grant date fair value
Balance
Granted	0.72
Exercised
Surrendered
Balance	0.72
Exercisable
Expected to vest	¥ 0.72